Note 10 - Retirement Plans - Plan Assets (Details)	Mar. 31, 2023	Mar. 31, 2022
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Defined Benefit Plan, Equity Securities [Member]
Target Allocation	16.00%
Percentage of Plan Assets	13.00%	21.00%
Defined Benefit Plan, Debt Security [Member]
Target Allocation	80.00%
Percentage of Plan Assets	75.00%	61.00%
Defined Benefit Plan, Real Estate [Member]
Target Allocation	2.00%
Percentage of Plan Assets	8.00%	7.00%
Defined Benefit Plan, Cash [Member]
Target Allocation	1.00%
Percentage of Plan Assets	1.00%	7.00%
Defined Benefit Plan, Other [Member]
Target Allocation	1.00%
Percentage of Plan Assets	3.00%	4.00%